Financial Instruments - Schedule of Fair Value of Derivative Contracts (Detail) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended							12 Months Ended
	Mar. 31, 2014 Interest Rate Contracts [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contracts One [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Contracts One [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contracts Two [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contracts Two [Member] EUR (€)	Mar. 31, 2014 Foreign Exchange Contracts Two [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Contracts Two [Member] EUR (€)	Mar. 31, 2015 Foreign Exchange Contracts Three [Member] USD ($)	Mar. 31, 2015 Foreign Exchange Contracts Three [Member] GBP (£)	Mar. 31, 2014 Foreign Exchange Contracts Three [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Contracts Three [Member] GBP (£)	Mar. 31, 2015 Foreign Exchange Contract [Member] USD ($)	Mar. 31, 2014 Foreign Exchange Contract [Member] USD ($)	Mar. 31, 2014 Minimum [Member] Interest Rate Contracts [Member]	Mar. 31, 2015 Minimum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2014 Minimum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2015 Minimum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2014 Minimum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2015 Minimum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2014 Minimum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2014 Maximum [Member] Interest Rate Contracts [Member]	Mar. 31, 2015 Maximum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2014 Maximum [Member] Foreign Exchange Contracts One [Member]	Mar. 31, 2015 Maximum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2014 Maximum [Member] Foreign Exchange Contracts Two [Member]	Mar. 31, 2015 Maximum [Member] Foreign Exchange Contracts Three [Member]	Mar. 31, 2014 Maximum [Member] Foreign Exchange Contracts Three [Member]
Fair Value Assets Liabilities Measured On Recurring Basis [Line Items]
Fair value	$ (242)	$ (607)	$ (430)	$ 639		$ (694)		$ (320)		$ (928)		$ (288)	$ (2,052)
Contract expiry	Aug. 31, 2014														Apr. 01, 2015	Apr. 01, 2014	Apr. 01, 2015	Apr. 01, 2014	Apr. 01, 2015	Apr. 01, 2014		Nov. 30, 2015	Nov. 30, 2014	Dec. 31, 2015	Feb. 28, 2015	Nov. 30, 2015	Feb. 28, 2015
Notional amounts of quantity		$ 7,000	$ 14,000		€ 20,000		€ 16,500		£ 5,500		£ 10,500
Interest rate derivative contracts, Rate														0.785%							0.85%
Interest rate derivative contracts, Notional amounts of quantity	83% of the outstanding principal on the Term loan over the contract term
Foreign exchange forward derivative contracts, Rate															1.1294	1.0367	1.4010	1.3624	1.7906	1.5979		1.2152	1.0946	1.4938	1.5652	1.8354	1.8645